Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalent

	June 30, 2015	December 31, 2014
Cash at banks	$29,917	$27,864
Short-term deposits	4,508	3,013
Total cash and cash equivalents	$34,425	$30,877